Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Retirement Benefits (Details) - USD ($) $ in Millions		Jun. 30, 2021	Dec. 31, 2020
Non-current assets
Retirement benefits	[1]	$ 7,941	$ 2,474
Non-current liabilities
Retirement benefits	[1],[2]	12,435	15,605
Deficit		$ (4,494)	$ (13,131)

[1]	See Note 7 "Other notes to the unaudited Condensed Consolidated Interim Financial Statements".
[2]	As from January 1, 2021 the 'Retirement benefits' liability has been classified under non-current liabilities (previously partly presented within current liabilities) and taxes payable not related to income tax are presented within 'Trade and other payables' (previously 'Taxes payable'). Prior period comparatives have been revised to conform with current year presentation. See Note 7.